Shareholder Report, Average Annual Return (Details) 190994_Buffalo Mid Cap Discovery Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Mid Cap Discovery Fund Investor Class
Average Annual Return, Percent	(6.79%)	(2.25%)	7.34%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.72%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	9.56%	5.37%	11.69%